Summary of Significant Accounting Policies (Details 3) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 02, 2019	Dec. 31, 2018	Sep. 30, 2018
Right to Use Asset - Long Term	$ 29	$ 87
Lease Liability - Long Term	$ (29)	$ (87)
Adjustment Due to ASC 842 [Member]
Right to Use Asset - Long Term			87
Lease Liability - Long Term			$ (87)